united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Fair Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 5.6%
2,062	Boeing Co.	$746,877
1,949	Lockheed Martin Corp.	686,906
		1,433,783
	AGRICULTURE - 2.6%
15,952	Archer-Daniels-Midland Co.	662,327

	AIRLINES - 2.6%
12,268	American Airlines Group, Inc.	665,539

	AUTO MANUFACTURERS - 2.3%
14,462	General Motors Co.	569,080

	BANKS - 2.7%
5,894	JPMorgan Chase & Co.	680,757

	CHEMICALS - 4.7%
8,509	DowDuPont, Inc.	598,183
11,878	Nutrien Ltd. *	584,992
		1,183,175
	COMMERCIAL SERVICES - 2.5%
5,422	Automatic Data Processing, Inc.	625,265

	COMPUTERS - 2.6%
3,668	Apple, Inc.	653,344

	DIVERSIFED FINANCIAL SERVICES - 5.3%
4,215	CME Group, Inc.	700,364
5,359	Visa, Inc.	658,835
		1,359,199
	ELECTRIC - 2.3%
7,780	Duke Energy Corp.	586,145

	ENVIRONMENTAL CONTROL - 2.5%
7,263	Waste Management, Inc.	626,942

	FOOD - 2.4%
10,385	Sysco Corp.	619,465

	FOREST PRODUCTS & PAPER - 2.4%
10,293	International Paper Co.	613,360

	HEALTHCARE-SERVICES - 2.5%
2,845	UnitedHealth Group, Inc.	643,425

	INSURANCE - 5.1%
3,154	Berkshire Hathaway, Inc. *	653,509
4,456	Chubb Ltd.	632,396
		1,285,905
	INTERNET - 7.9%
574	Alphabet, Inc. *	633,650
513	Amazon.com, Inc. *	775,887
3,397	Facebook, Inc. *	605,753
		2,015,290
	IRON/STEEL - 2.8%
16,223	United States Steel Corp.	705,863

	MEDIA - 7.0%
11,267	CBS Corp.	596,813
1,794	Charter Communications, Inc. *	613,422
15,798	Comcast Corp.	572,046
		1,782,281
	MISCELLANEOUS MANUFACTURING - 4.4%
2,667	3M Co.	628,105
34,984	General Elecric Co.	493,624
		1,121,729

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares			Fair Value
	COMMON STOCK (Continued) - 99.5%
	OIL & GAS - 2.0%
7,339	Exxon Mobil Corp.		$555,856

	PHARMACEUTICALS - 7.2%
10,330	Bristol-Meyers Squibb Co.		683,846
8,223	CVS Health Corp.		556,944
4,507	Johnson & Johnson		585,369
			1,826,159
	PIPELINES - 2.3%
23,029	Enterprise Products Partners LP		585,397

	RETAIL - 4.9%
3,393	Costco Wholesale Corp.		647,724
3,330	Home Depot, Inc.		606,959
			1,254,683
	SEMICONDUCTORS - 2.8%
14,294	Intel Corp.		704,551

	SOFTWARE - 2.7%
7,244	Microsoft Corp.		679,270

	TELECOMMUNICATIONS - 5.1%		717,017
16,012	Cisco Systems, Inc.		582,762
12,207	Verizon Communications, Inc.		1,299,779

	TRANSPORTATION - 2.3%
2,380	FedEx Corp.		586,456

	TOTAL COMMON STOCK (Cost - $24,813,396)		25,325,025

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
19,974	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Share Class, 1.29%+		19,974
	(Cost - $19,974)

	TOTAL INVESTMENTS - 99.6% (Cost - $24,833,370) (a)		$25,344,999
	OTHER ASSETS LESS LIABILITIES - 0.4%		112,041
	NET ASSETS - 100.0%		$25,457,040

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on February 28, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $24,843,118 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$889,119
		Unrealized depreciation:	(387,238)
		Net unrealized appreciation:	$501,881

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's assets carried at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$25,325,025	$-	$-	$25,325,025
Short-Term Investment	19,974	-	-	19,974
Total	$25,344,999	$-	$-	$25,344,999

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
*See Portfolio of Investments for industry classifications.

It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

/s/ Kevin Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/27/18

By

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/27/18